Schedule of Investments ─ IQ U.S. Real Estate Small Cap ETF

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Diversified REITs - 16.8%
Alexander & Baldwin, Inc.	30,997	$620,560
American Assets Trust, Inc.	25,866	955,231
Broadstone Net Lease, Inc.	62,368	1,622,815
Empire State Realty Trust, Inc., Class A(a)	73,540	840,562
Gladstone Commercial Corp.	15,567	360,843
Granite Point Mortgage Trust, Inc.	23,571	332,587
Industrial Logistics Properties Trust	27,931	756,930
Kennedy-Wilson Holdings, Inc.	65,368	1,319,780
Monmouth Real Estate Investment Corp.	42,046	800,556
New Senior Investment Group, Inc.	35,852	330,555
Preferred Apartment Communities, Inc.	21,427	225,841
Redwood Trust, Inc.	48,338	573,772
Washington Real Estate Investment Trust(a)	36,178	878,764

Total Diversified REITs		9,618,796

Hotel REITs - 12.6%
Apple Hospitality REIT, Inc.	95,664	1,430,177
Ashford Hospitality Trust, Inc.*(a)	6,570	106,434
Braemar Hotels & Resorts, Inc.*(a)	20,861	106,391
Chatham Lodging Trust*	20,795	255,363
DiamondRock Hospitality Co.*	89,931	774,306
Hersha Hospitality Trust*	16,738	157,505
Pebblebrook Hotel Trust	56,197	1,263,870
Service Properties Trust	70,500	784,665
Summit Hotel Properties, Inc.*	45,391	408,973
Sunstone Hotel Investors, Inc.*	92,491	1,067,346
Xenia Hotels & Resorts, Inc.*	48,677	860,609

Total Hotel REITs		7,215,639

Mortgage REITs - 16.3%
Apollo Commercial Real Estate Finance, Inc.	59,832	910,643
Arbor Realty Trust, Inc.	57,610	1,053,111
ARMOUR Residential REIT, Inc.	30,473	316,919
Capstead Mortgage Corp.	41,425	263,877
Chimera Investment Corp.	98,615	1,451,613
Dynex Capital, Inc.	13,208	230,480
Invesco Mortgage Capital, Inc.(a)	123,905	426,233
iStar, Inc.(a)	31,325	759,005
KKR Real Estate Finance Trust, Inc.	23,797	507,114
MFA Financial, Inc.	188,749	881,458
New York Mortgage Trust, Inc.	162,226	708,928
Orchid Island Capital, Inc.	40,747	201,698
PennyMac Mortgage Investment Trust	41,891	826,090
Two Harbors Investment Corp.(a)	117,079	750,476
Western Asset Mortgage Capital Corp.	26,011	80,634

Total Mortgage REITs		9,368,279

Office REITs - 12.2%
Brandywine Realty Trust	73,081	1,020,211
City Office REIT, Inc.	18,562	238,893
Easterly Government Properties, Inc.	35,874	814,340
Franklin Street Properties Corp.	45,907	239,634
Global Net Lease, Inc.	40,802	753,613
Lexington Realty Trust	125,593	1,651,548
Mack-Cali Realty Corp.*	38,808	698,544
Office Properties Income Trust	20,667	598,930
Piedmont Office Realty Trust, Inc., Class A	53,051	1,009,030

Total Office REITs		7,024,743

Residential REITs - 7.0%
Apartment Investment and Management Co., Class A	64,187	446,741
Bluerock Residential Growth REIT, Inc.(a)	12,069	154,121
Essential Properties Realty Trust, Inc.	50,257	1,497,659
Independence Realty Trust, Inc.	43,692	842,382
NexPoint Residential Trust, Inc.	10,748	633,595
UMH Properties, Inc.	20,040	466,531

Total Residential REITs		4,041,029

Retail REITs - 17.9%
Acadia Realty Trust	36,915	789,981
Four Corners Property Trust, Inc.	32,580	935,372
Kite Realty Group Trust	36,137	728,522
Macerich Co. (The)(a)	88,333	1,439,828
Pennsylvania Real Estate Investment Trust*	33,902	68,821
Retail Opportunity Investments Corp.	50,805	897,724
Retail Properties of America, Inc., Class A	91,847	1,158,191
RPT Realty	34,717	442,295
Seritage Growth Properties, Class A*	18,290	290,262
SITE Centers Corp.	90,264	1,431,587
Tanger Factory Outlet Centers, Inc.	43,117	740,319
Urban Edge Properties	50,055	951,045
Urstadt Biddle Properties, Inc., Class A	12,875	245,526
Whitestone REIT	18,297	161,928

Total Retail REITs		10,281,401

Specialized REITs - 16.9%
American Finance Trust, Inc.	46,557	394,338
CareTrust REIT, Inc.	41,398	998,520
CatchMark Timber Trust, Inc., Class A	20,918	244,531
Diversified Healthcare Trust	101,914	397,465
EPR Properties	31,980	1,608,594
Global Medical REIT, Inc.	26,003	404,607
LTC Properties, Inc.	16,837	637,280
National Storage Affiliates Trust	32,767	1,774,988
Physicians Realty Trust	92,162	1,746,470
Plymouth Industrial REIT, Inc.	12,577	290,277
Uniti Group, Inc.	99,852	1,169,267

Total Specialized REITs		9,666,337

Total Common Stocks
(Cost $57,414,533)		57,216,224

Short-Term Investments — 0.4%

Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	89,528	89,528
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	141,310	141,310
Total Short-Term Investments
(Cost $230,838)		230,838

Total Investments — 100.1%
(Cost $57,645,371)		57,447,062
Other Assets and Liabilities, Net — (0.1)%		(76,796)
Net Assets — 100.0%		$57,370,266

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,596,760; total market value of collateral held by the Fund was $4,782,557. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,693,029.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$57,216,224	$–	$–	$57,216,224
Short-Term Investments:
Money Market Funds	230,838	–	–	230,838
Total Investments in Securities	$57,447,062	$–	$–	$57,447,062

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.